Tributary Funds

Prospectus

August 1, 2019

Tributary Short-Intermediate Bond Fund

Institutional Class: FOSIX

Institutional Plus Class: FOSPX

Tributary Income Fund

Institutional Class: FOINX

Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund

Institutional Plus Class: FONPX

Tributary Balanced Fund

Institutional Class: FOBAX

Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund

Institutional Class: FOGRX

Institutional Plus Class: FOGPX

Tributary Small/Mid Cap Fund

Institutional Class: FSMCX

Institutional Plus Class: FSMBX

Tributary Small Company Fund

Institutional Class: FOSCX

Institutional Plus Class: FOSBX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-800-662-4203, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-662-4203, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Tributary Funds.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS

Tributary Funds

Table of Contents

Fund Risk/Return Summaries
Tributary Short-Intermediate Bond Fund	1
Tributary Income Fund	6
Tributary Nebraska Tax-Free Fund	11
Tributary Balanced Fund	15
Tributary Growth Opportunities Fund	20
Tributary Small/Mid Cap Fund	24
Tributary Small Company Fund	27
Key Fund Information
Principal Investment Objectives, Strategies, and Risks	31
Your Investment
Portfolio Holdings of the Funds	54
Buying, Selling, and Exchanging Shares	54
Transaction Policies	56
Distributions and Taxes	59
Management of the Funds	61
Financial Highlights	65
For More Information	Back Cover

PROSPECTUS

Tributary Short-Intermediate Bond Fund

Investment Objective

The Tributary Short-Intermediate Bond Fund (the “Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.67%	0.23%
Other Expenses	0.45%	0.23%
Shareholder Servicing Fee	0.22%	None
Total Annual Fund Operating Expenses	1.17%	0.73%
Fee Waiver(1)	(0.43)%	(0.21)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	0.74%	0.52%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.52%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$76	$329	$602	$1,382
Institutional Plus Class	$53	$212	$385	$887

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Fund Advisers. The Fund may invest up to 20% of its assets in bonds and other fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed securities and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-

PROSPECTUS

Tributary Short-Intermediate Bond Fund

rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Derivatives Risk: Derivatives, such as futures contracts, options on futures contracts, and swaps agreements, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

●	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

●	Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

●	Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

●	Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Repurchase Agreement Risk: The Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2019 was 2.94%.

Best Quarter	Worst Quarter
09/30/09	06/30/13
2.88%	-0.96%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	1.00%	1.36%	2.41%
Institutional Plus Class - Return (Before Taxes)	1.34%	1.59%	2.60%
Institutional Class - Return After Taxes on Distributions	0.11%	0.52%	1.45%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	0.59%	0.66%	1.47%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index (reflects no deduction for fees, expenses or taxes)	1.38%	1.32%	2.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for the Institutional Class only, and after tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA” or the “Sub-Adviser”)

Portfolio Managers:

Ronald Horner, Managing Director of FNFA, has managed the Fund since February 2006.

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Tributary Short-Intermediate Bond Fund

Travis Nordstrom, CFA, Senior Director of FNFA, has managed the Fund since May 2003.

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Income Fund

Investment Objective

The Tributary Income Fund (the “Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.88%	0.22%
Other Expenses	0.70%	0.22%
Shareholder Servicing Fee	0.18%	None
Total Annual Fund Operating Expenses	1.48%	0.82%
Fee Waiver(1)	(0.75)%	(0.27)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	0.73%	0.55%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.55%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$75	$394	$737	$1,704
Institutional Plus Class	$56	$235	$429	$988

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

PROSPECTUS

Tributary Income Fund

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-

rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Derivatives Risk: Derivatives, such as futures contracts, options on futures contracts, and swaps agreements, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

●	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

●	Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

●	Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

●	Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Repurchase Agreement Risk: The Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase

PROSPECTUS

Tributary Income Fund

transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2019 was 6.08%.

Best Quarter	Worst Quarter
09/30/09	12/31/16
4.69%	-2.81%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	0.01%	2.54%	3.95%
Institutional Plus Class - Return (Before Taxes)	0.08%	2.68%	4.07%
Institutional Class - Return After Taxes on Distributions	-1.19%	1.34%	2.65%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	0.00%	1.40%	2.53%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for the Institutional Class only, and after tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA” or the “Sub-Adviser”)

Portfolio Managers:

Ronald Horner, Managing Director of FNFA, has managed the Fund since February 2006.

Travis Nordstrom, CFA, Senior Director of FNFA, has managed the Fund since May 2003.

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Nebraska Tax-Free Fund

Investment Objective

The Tributary Nebraska Tax-Free Fund (the “Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Institutional Plus Class
Management Fees	0.40%
Distribution (12b-1) Fees	None
Total Other Expenses	0.26%
Other Expenses	0.26%
Shareholder Servicing Fee	None
Total Annual Fund Operating Expenses	0.66%
Fee Waiver(1)	(0.21)%
Total Annual Fund Operating Expenses Less Fee Waiver	0.45%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/ or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.45%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$190	$347	$803

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (AAA, AA, A, BBB or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. The Fund’s investment Sub-Adviser uses a longer-term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations in an amount not to exceed 10% of its total assets.

The Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below BBB- (or equivalent) by an NRSRO.

The Fund is non-diversified.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

●	Prepayment and Reinvestment Risk: Certain municipal securities are exposed to prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during the period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. If Interest rates decline when a debt security is held by the Fund or matures, the cash flows from the security will likely be reinvested at a lower interest rate.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds may be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Non-Diversification Risk: Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. Nebraska’s economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

PROSPECTUS

Tributary Nebraska Tax-Free Fund

Risk of Taxation: Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2015 reflects the performance of the Fund’s predecessor common trust fund. The common trust fund had investment objectives, policies, restrictions and guidelines that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on January 1, 2016. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Annual Total Returns – Institutional Plus Class (%)

Annual Returns as of December 31

The Institutional Plus Class’ total return for the six-month period ended June 30, 2019 was 3.77%.

Best Quarter	Worst Quarter
09/30/09	12/31/16
3.89%	-2.71%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Plus Class- Return (Before Taxes)	1.29%	2.89%	3.30%
Institutional Plus Class- Return After Taxes on Distributions	1.27%	2.89%	3.30%
Institutional Plus Class- Return After Taxes on Distributions and Sale of Fund Shares	2.11%	3.04%	3.41%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17) (reflects no deduction for fees, expenses or taxes)	1.58%	3.00%	3.89%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.28%	3.82%	4.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA” or the “Sub-Adviser”)

Portfolio Managers:

Ronald Horner, Managing Director of FNFA, has managed the Fund since December 2015.

Travis Nordstrom, CFA, Senior Director of FNFA, has managed the Fund since December 2015.

Messrs. Horner and Nordstrom are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the Fund may at its discretion redeem the shares after contacting the shareholder.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to distribute tax-exempt income. A portion of the Fund’s distributions, however, may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of Fund shares, and any capital gains distributed by the Fund, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Balanced Fund

Investment Objective

The Tributary Balanced Fund (the “Fund”) seeks capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.53%	0.29%
Other Expenses	0.34%	0.29%
Shareholder Servicing Fee	0.19%	None
Total Annual Fund Operating Expenses	1.28%	1.04%
Fee Waiver(1)	(0.24)%	(0.19)%
Total Annual Fund Operating Expenses Less Fee Waiver(2)	1.04%	0.85%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.85%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$106	$382	$679	$1,524
Institutional Plus Class	$87	$312	$556	$1,254

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Sub-Adviser of the Fund will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), certain restricted securities, and in fixed income securities with variable or floating interest rates.

With respect to the equity portion of the Fund, the Sub-Adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the Sub-Adviser intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser. However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase. In addition, the sub-adviser seeks to maintain a dollar-weighted average maturity of three years or more for its fixed income allocation.

Under normal market conditions, the Fund will invest no more than 75% of its fixed income portion in asset-backed and/or mortgage-backed securities.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Principal Risks – Equity Securities

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Warrants Risk. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The market for warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Principal Risks – Fixed Income Securities

The fixed income portion of the Balanced Fund is subject to the following risks:

Fixed Income Securities Risk: The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the

PROSPECTUS

Tributary Balanced Fund

Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. If interest rates decline when a debt security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

●	Variable and Floating Interest Rate Risk: Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. There can be no assurance that the private insurers or guarantors of fixed income securities can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Certain types of municipal securities that the Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

●	General Obligation Bonds: General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds: Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund.

●	Revenue Bonds: Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Municipal securities backed by current or anticipated revenues from a specific facility or specific revenue source can be negatively affected by the inability to collect revenues for the project.

U.S. Treasury and Agency Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Restricted Securities Risk: Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Sub-Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2019 was 12.65%.

Best Quarter	Worst Quarter
06/30/09	09/30/11
16.86%	-9.25%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	-2.10%	4.43%	9.86%
Institutional Plus Class - Return (Before Taxes)	-2.01%	4.63%	10.01%
Institutional Class - Return After Taxes on Distributions	-3.70%	2.85%	8.72%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	-0.04%	3.38%	8.04%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)	-2.54%	5.63%	9.23%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	13.18%

PROSPECTUS

Tributary Balanced Fund

	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.86%	2.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for the Institutional Class only, and after tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA” or the “Sub-Adviser”)

Portfolio Manager:

Charles Lauber, CFA, Portfolio Manager of FNFA, has managed the Fund since August 2014.

Ronald Horner, Managing Director of FNFA, has managed the Fund since October 2014.

Kurt Spieler, CFA, Senior Managing Director of FNFA, has managed the Fund since October 2014.

Messrs. Lauber, Horner and Spieler are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Growth Opportunities Fund

Investment Objective

The Tributary Growth Opportunities Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.59%	0.22%
Other Expenses	0.42%	0.22%
Shareholder Servicing Fee	0.17%	None
Total Annual Fund Operating Expenses	1.34%	0.97%
Fee Waiver(1)	(0.23)%	(0.03)%
Total Annual Fund Operating Expenses Less Fee Waiver	1.11%	0.94%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.94%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$113	$402	$712	$1,593
Institutional Plus Class	$96	$306	$533	$1,187

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights. The Fund may also invest up to 35% of its assets in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalization. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The Sub-Adviser seeks to implement a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The Sub-Adviser employs strategies to control risk and the Fund’s holdings are diversified across the major economic sectors and individual companies.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

PROSPECTUS

Tributary Growth Opportunities Fund

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights and Warrants Risk: Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for rights and warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2019 was 22.16%.

Best Quarter	Worst Quarter
06/30/09	09/30/11
18.21%	-23.29%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	-3.53%	5.39%	12.92%
Institutional Plus Class - Return (Before Taxes)	-3.40%	5.60%	13.09%
Institutional Class - Return After Taxes on Distributions	-5.96%	2.54%	11.11%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	-0.22%	3.97%	10.65%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-4.75%	7.42%	15.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha (“FNFA” or the “Sub-Adviser”)

Portfolio Managers:

Charles Lauber, CFA, Portfolio Manager of FNFA, has managed the Fund since October 2006.

PROSPECTUS

Tributary Growth Opportunities Fund

Kurt Spieler, CFA, Senior Managing Director of FNFA, has managed the Fund since October 2014.

Messrs. Lauber and Spieler are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Small/Mid Cap Fund

Investment Objective

The Tributary Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	None	None
Total Other Expenses	1.24%	0.99%
Other Expenses(1)	0.99%	0.99%
Shareholder Servicing Fee	0.25%	None
Total Annual Fund Operating Expenses	2.09%	1.84%
Fee Waiver(2)	(0.89)%	(0.89)%
Total Annual Fund Operating Expenses Less Fee Waiver	1.20%	0.95%

(1)	Because the Fund has not commenced operations prior to the date of this Prospectus, “Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
(2)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.95%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$122	$569
Institutional Plus Class	$97	$492

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization of companies in the Russell 2500™ Index is up to $30.4 billion as of June 30, 2019. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Tributary Small/Mid Cap Fund

The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History

The Fund has not commenced operations prior to the date of this Prospectus. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Portfolio Managers:

Mark Wynegar, CFA, President and Portfolio Manager of Tributary, is jointly and primarily responsible for the day-to-day management of the Fund with Mr. Radtke, and has managed the Fund since its inception.

Donald Radtke, Portfolio Manager of Tributary, is jointly and primarily responsible for the day-to-day management of the Fund with Mr. Wynegar, and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

Tributary Small Company Fund

Investment Objective

The Tributary Small Company Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Institutional Class	Institutional Plus Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.45%	0.23%
Other Expenses	0.23%	0.23%
Shareholder Servicing Fee	0.22%	None
Total Annual Fund Operating Expenses	1.30%	1.08%
Fee Waiver(1)	(0.10)%	(0.09)%
Total Annual Fund Operating Expenses Less Fee Waiver	1.20%	0.99%

(1)	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2020, unless the Board of Directors approves a change in or elimination of the waiver.

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$122	$402	$703	$1,559
Institutional Plus Class	$101	$335	$587	$1,309

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company’s market capitalization is generally considered “small” if it is less than $5 billion. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with

PROSPECTUS

Tributary Small Company Fund

longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%)

Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2019 was 14.36%.

Best Quarter	Worst Quarter
09/30/09	09/30/11
21.03%	-18.95%

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Institutional Class - Return (Before Taxes)	-10.74%	5.17%	12.13%
Institutional Plus Class - Return (Before Taxes)	-10.54%	5.39%	12.33%
Institutional Class - Return After Taxes on Distributions	-11.79%	4.05%	11.14%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	-5.54%	3.99%	10.06%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-11.01%	4.41%	11.97%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-12.86%	3.61%	10.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for the Institutional Class only, and after tax returns for the Institutional Plus Class will vary.

Management

Investment Adviser:

Tributary Capital Management, LLC (“Tributary”)

Portfolio Managers:

Mark Wynegar, CFA, President of Tributary, has managed the Fund since May 1999.

Michael Johnson, CFA, Portfolio Manager of Tributary, has managed the Fund since November 2007.

Messrs. Wynegar and Johnson are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Institutional Class: The minimum initial investment for Institutional Class shares of the Fund is $1,000, except that the minimum initial investment may be modified for automatic investment plans, individual retirement accounts, payroll deduction plans, and at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Class shares is $50.

Institutional Plus Class: The minimum initial investment for Institutional Plus Class shares of the Fund is $5 million, except that the minimum investment may be modified at the sole discretion of the Fund. After the initial investment is made, the minimum subsequent investment for Institutional Plus Class shares is $50. If an exchange or redemption causes the value of an investor’s account in Institutional Plus Class shares to fall below $5 million, the investor’s Institutional Plus Class shares may be converted into Institutional Class shares.

You may sell (redeem) all or part of your shares of the Fund on any business day in one of the following methods:

●	Go to www.tributaryfunds.com and visit our secure account area;

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022; or

●	If you previously authorized telephone redemptions, call 1-800-662-4203.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for the sale of those shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Objective, Strategies, and Risks of the Tributary Short-Intermediate Bond Fund

Principal Objective

The Tributary Short-Intermediate Bond Fund (the “Short-Intermediate Bond Fund”) seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital, and reduced price volatility.

Principal Investment Strategies

Under normal market conditions, the Short-Intermediate Bond Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in fixed income securities. A fixed income security is any interest-bearing or discounted security that obligates the issuer to pay the fixed income security holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Fixed income securities may have variable or floating interest rates. Fixed income securities may take the form of any of the following securities:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign or Yankee Bonds;

●	Asset-backed securities;

●	Mortgage-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

●	Fixed income securities that can be converted into or exchanged for common stock;

●	Restricted securities;

●	Repurchase agreements; or

●	Money market funds.

The Short-Intermediate Bond Fund’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Short-Intermediate Bond Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Short-Intermediate Bond Fund’s “long-term outlook” is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Short-Intermediate Bond Fund’s portfolio. The Short-Intermediate Bond Fund’s sub-adviser, First National Fund Advisers (the “Sub-Adviser”), intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Short-Intermediate Bond Fund relatively diversified within its stated investment objective. A security is sold when the Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

The Short-Intermediate Bond Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years under normal market conditions, and is expected to be somewhat less volatile than the Tributary Income Fund. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the average maturity, which is shorter than the stated maturity.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (AAA, AA, A, BBB, or equivalent) of a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s, Standard & Poor’s, or Fitch; or

●	If unrated, considered at purchase by the Sub-Adviser to be of comparable quality.

The Short-Intermediate Bond Fund may invest up to 20% of its assets in fixed income securities rated below investment grade, but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Short-Intermediate Bond Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Short-Intermediate Bond Fund’s shares depends on the value of the securities it owns. An investment in the Short-Intermediate Bond Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Short-Intermediate Bond Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk. The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Short-Intermediate Bond Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Short-Intermediate Bond Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Short-Intermediate Bond Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Short-Intermediate Bond Fund’s convertible and fixed income securities, and the Short-Intermediate Bond Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Short-Intermediate Bond Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Short-Intermediate Bond Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Short-Intermediate Bond Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Short-Intermediate Bond Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-

backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

U.S. Treasury and Agency Securities Risk: The Short-Intermediate Bond Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk. Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Derivatives Risk: Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to correlation risk, hedging risk, segregation risk, and volatility risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. The Short-Intermediate Bond Fund could experience losses if it is unable to liquidate its position because of an illiquid secondary market.

Repurchase Agreements Risk: The Short-Intermediate Bond Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Principal Investment Objective, Strategies, and Risks of the Tributary Income Fund

Principal Objective

The Tributary Income Fund (the “Income Fund”) seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.

Principal Investment Strategies

Under normal market conditions, the Income Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in fixed income securities. A fixed income security is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the fixed income security holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Fixed income securities may have variable or floating interest rates. Fixed income securities may take the form of any of the following securities:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign and Yankee Bonds;

●	Asset-backed securities;

●	Mortgage-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

●	Fixed income securities that can be converted into or exchanged for common stock;

●	Restricted securities;

●	Repurchase agreements; or

●	Money market funds.

The Income Fund’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Income Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund’s sub-adviser, First National Fund Advisers (the “Sub-Adviser”), intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund relatively diversified within its stated investment objective. A security is sold when the Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

The Income Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (AAA, AA, A, BBB, or equivalent) of an NRSRO, such as Moody’s, Standard & Poor’s, or Fitch; or

●	If unrated, considered at purchase by the Sub-Adviser to be of comparable quality.

The Income Fund may invest up to 20% of its assets in fixed income securities rated below investment grade, but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Income Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Principal Risks

The value of the Income Fund’s shares depends on the value of the securities it owns. An investment in the Income Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Income Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Fixed Income Securities Risk. The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Income Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Income Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Income Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Income Fund’s convertible and fixed income securities, and the Income Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Income Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Income Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Income Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Income Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

U.S. Treasury and Agency Securities Risk: The Income Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities the Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Restricted Securities Risk. Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Derivatives Risk: Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to correlation risk, hedging risk, segregation risk, and volatility risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. The Income Fund could experience losses if it is unable to liquidate its position because of an illiquid secondary market.

Repurchase Agreements Risk: The Income Fund may enter into repurchase agreement transactions. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Fund experiences losses or delays in recovering its investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Principal Investment Objective, Strategies, and Risks of the Tributary Nebraska Tax-Free Fund

Principal Objective

The Tributary Nebraska Tax-Free Fund (the “Nebraska Tax-Free Fund”) seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.

Principal Investment Strategies

Under normal market conditions, the Nebraska Tax-Free Fund invests not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Nebraska Tax-Free Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (AAA, AA, A, BBB or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable maturity-shortening device. For securities expected to be repaid before their maturity date, the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity. The Nebraska Tax-Free Fund’s investment Sub-Adviser uses a longer-term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk. To assess a municipal security’s value, the Sub-Adviser considers the security’s yield, price, structural provisions, as well as the credit quality and future prospects of the issuer. A security is sold when the Sub-Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Nebraska Tax-Free Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Nebraska Tax-Free Fund will not invest more than 10% of its total assets in lease obligations.

The Nebraska Tax-Free Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below BBB- (or equivalent) by an NRSRO.

The Fund is non-diversified.

Principal Risks

The value of the Nebraska Tax-Free Fund’s shares depends on the value of the securities it owns. An investment in the Nebraska Tax-Free Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Nebraska Tax-Free Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations. The Fund’s investments could be adversely affected by events limited to a single state or a limited number of states, such as local and state legislation affecting a single state’s municipalities or issues, local or state changes in taxation of municipal securities, political changes, litigation against the State, or the effects of natural catastrophes more common in a single state than in other states.

●	General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Fixed Income Securities Risk. The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Nebraska Tax-Free Fund’s fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Nebraska Tax-Free Fund could lose money if the issuers or guarantors of its fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Nebraska Tax-Free Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Nebraska Tax-Free Fund’s fixed income securities, and the Nebraska Tax-Free Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Nebraska Tax-Free Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

The value of some mortgage-related or asset-backed securities in which the Nebraska Tax-Free Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Nebraska Tax-Free Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment Risk: Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Nebraska Tax-Free Fund’s return and could result in losses to the Nebraska Tax-Free Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, certain municipal securities may be less effective than other bonds at maintaining yields when interest rates decline. Some municipal securities may be more volatile than other fixed income securities.

●	Reinvestment Risk: The Nebraska Tax-Free Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Non-Diversification Risk: Because the Nebraska Tax-Free Fund is non-diversified and invests primarily in Nebraska municipal securities, the Nebraska Tax-Free Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Nebraska Tax-Free Fund invests. Nebraska’s economy is heavily dependent on agricultural and businesses supporting the agricultural sector. Changes in the agricultural sector, for example a decline in farm income and correspondingly lower sales of farm implements and inputs, can negatively affect taxes and other municipal revenues.

Risk of Taxation: Although the Nebraska Tax-Free Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Nebraska Tax-Free Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Nebraska Tax-Free Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Principal Investment Objective, Strategies, and Risks of the Tributary Balanced Fund

Principal Objective

The Tributary Balanced Fund (the “Balanced Fund”) seeks capital appreciation and current income.

Principal Investment Strategies

First National Fund Advisers (the “Sub-Adviser”) will allocate the Balanced Fund’s assets (defined as net assets plus borrowings for investment purposes) among stocks, fixed income securities, and cash equivalents. The Balanced Fund will invest 25% to 75% of its total assets in stocks and convertible securities, and at least 25% of its total assets in fixed income securities. The Balanced Fund may also invest in preferred stocks and warrants and may invest in securities issued by companies with large, medium, or small capitalizations.

Equities: With respect to the equity portion of the Balanced Fund, the Sub-Adviser targets companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Balanced Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies. Typically, a security is sold when the deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; when valuations exceed the fair valuation of the security or when a more attractive investment alternative is identified.

Fixed Income Securities: With respect to the fixed income portion of the Balanced Fund, the Sub-Adviser’s investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. “Relative value” is the value the Balanced Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Sub-Adviser intends to look for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund relatively diversified within its stated investment objective. A security is sold when the Sub-Adviser believes the credit profile of the issuer is deteriorating, or better relative value can be found in another security.

Fixed income securities may have variable or floating interest rates.

The fixed income component of the Balanced Fund’s portfolio may include:

●	Bonds, notes, and debentures from a wide range of U.S. corporate issuers;

●	Foreign or Yankee Bonds;

●	Money market funds;

●	Mortgage-backed securities;

●	Asset-backed securities;

●	Municipal bonds;

●	Obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities:

●	Fixed income securities that can be converted into or exchanged for common stock; or

●	Restricted securities.

In addition, the Balanced Fund may invest in cash equivalents and repurchase agreements.

The Fund invests primarily in fixed income securities which are “investment grade,” which means they will be:

●	Rated at purchase within the four highest ratings (AAA, AA, A, BBB, or equivalent) of an NRSRO, such as Moody’s, Standard & Poor’s, or Fitch; or

●	If unrated, considered at purchase by the Fund’s Sub-Adviser to be of comparable quality.

The Fund may also invest up to 20% of its fixed income portion in fixed income securities rated below investment grade but no lower than a B rating by an NRSRO at the time of purchase.

Under normal market conditions, the Balanced Fund will invest no more than 75% of its fixed income portion in asset-backed and/or mortgage-backed securities.

The Balanced Fund seeks to maintain a fixed income allocation dollar-weighted average maturity of three years or more under normal market conditions. To calculate maturity, the Sub-Adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the Sub-Adviser uses the effective maturity, which is shorter than the stated maturity.

Principal Risks

The value of the Balanced Fund’s shares depends on the value of the securities it owns. An investment in the Balanced Fund is not a deposit in any bank and is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Balanced Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Principal Risks — Equity Securities

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, warrants and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Balanced Fund could decline if the financial condition of the companies the Balanced Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Warrants Risk: Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Principal Risks — Fixed Income Securities

The fixed income securities portion of the Balanced Fund is subject to various risks including:

Fixed Income Securities Risk. The value of fixed income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed Income securities are generally subject to the following risks:

●	Credit Risk: The value of the Balanced Fund’s convertible and fixed income securities is affected by the issuers’ or guarantors’ continued ability to make interest and principal payments. The Balanced Fund could lose money if the issuers or guarantors of its convertible and fixed income securities are unable or unwilling to make timely principal and/or interest payments, or to otherwise honor their obligations. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

●	Extension Risk: If interest rates rise, the repayments of principal on certain debt securities may occur at a slower than expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

●	Interest Rate Risk: Changes in interest rates affect the value of the Balanced Fund’s convertible and fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Balanced Fund’s convertible and fixed income securities, and the Balanced Fund’s shares, will generally decline. A change in interest rates will also affect the amount of income the Balanced Fund generates. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

The value of some mortgage-related or asset-backed securities in which the Balanced Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Balanced Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline, however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

●	Prepayment and Reinvestment Risk: Debt securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in debt securities. The Balanced Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security is held or matures, the cash flows from that security will likely be reinvested at a lower rate.

●	Variable and Floating Interest Rate Risk: The interest rates of variable rate securities may reset or move at specified intervals while interest rates on floating rate securities may reset whenever there is a change in a specified index rate. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund. Certain variable and floating rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate.

Mortgage-Backed and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Guarantee Risk: Mortgage- and asset-backed securities involve the risk that private guarantors may default. When private entities create pass-through pools of conventional residential mortgage loans, such issuers may, in addition, be the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies. Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk: The municipal securities market is volatile, and the ability of municipal obligors to make timely payments of interest and principal can be significantly affected by adverse tax, legislative, or political changes in the financial condition of the issuers of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Additionally, laws enacted in the future by Congress or state legislatures or referenda could extend the duration, or impose other constraints on enforcement of such obligations.

●	General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

●	Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

●	Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund.

The Balanced Fund invests in securities of various U.S. Government agencies, which while chartered or sponsored by acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank, and the Tennessee Valley Authority, is supported by its own credit. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If, in the event the Balanced Fund enters into a repurchase agreement, the seller of a repurchase agreement defaults, the Balanced Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

Restricted Securities Risk. Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

Growth Investing Risk: The Balanced Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for the Balanced Fund may not grow as the sub-adviser anticipated.

Principal Investment Objective, Strategies, and Risks of the Tributary Growth Opportunities Fund

Principal Objective

The Tributary Growth Opportunities Fund (the “Growth Opportunities Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Growth Opportunities Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights. The Growth Opportunities Fund may also invest up to 35% of its assets in preferred stocks and warrants.

The Growth Opportunities Fund’s investment sub-adviser, First National Fund Advisers (the “Sub-Adviser”), intends to implement a core growth approach focused on companies with above average growth characteristics and below average valuations. Valuation is an important component of the investment process as the Sub-Adviser looks for companies with valuations that are attractive relative to their current earnings or their projected earnings growth rate. Within portfolio construction, the Sub-Adviser may employ strategies to control risk. The Growth Opportunities Fund’s holdings may be diversified across the major economic sectors and by the number of company positions.

In choosing investments, the Sub-Adviser intends to look for companies with sustainable above average growth in sales, earnings, and intrinsic value. Company attributes may include the following competitive advantages:

●	Market share gains;

●	Product innovation;

●	Low-cost production;

●	Marketing; and

●	Research and development.

Typically, a security is sold when the market cap exceeds the range appropriate for the Fund; when deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; when valuations exceed the fair valuation of the security or when a more attractive investment alternative is identified.

The Growth Opportunities Fund may invest in securities issued by companies with large, medium, or small capitalizations.

The Growth Opportunities Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

Principal Risks

The value of the Growth Opportunities Fund’s shares depends on the value of the securities it owns. An investment in the Growth Opportunities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Growth Opportunities Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, rights and warrants, and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Growth Opportunities Fund could decline if the financial condition of the companies the Growth Opportunities Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights and Warrants Risk: Rights and warrants maybe considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for rights and warrants may be very limited.

Large-Cap Stock Risk: Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Mid-Cap and Small-Cap Stock Risk: The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Growth Investing Risk: The Growth Opportunities Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for the Growth Opportunities Fund may not grow as the sub-adviser anticipated.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Principal Investment Objective, Strategies, and Risks of the Tributary Small/Mid-Cap Fund

Principal Objective

The Tributary Small/Mid-Cap Fund (the “Small/Mid Cap Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization of companies in the Russell 2500™ Index is up to $30.4 billion as of June 30, 2019. The Fund’s 80% investment policy is non-fundamental, and may be changed without a shareholder vote on 60 days’ written notice to shareholders.

The Fund’s investment adviser, Tributary Capital Management, LLC (the “Investment Adviser”), intends to use a value-oriented investment approach, looking for companies whose stock is trading below what the Investment Adviser considers its intrinsic value. The Investment Adviser may also consider other factors, including a company’s earnings record and/or dividend growth. The Fund typically does not emphasize current dividend or interest income. In selecting investments, the Investment Adviser intends to look at quantitative and qualitative measures of a company. Quantitative measures of a company include:

●	Price-to-earnings and other valuation ratios;

●	Balance sheet strength; and

●	Cash flow.

Qualitative measures of a company include:

●	Capital usage efficiency;

●	Management style and adaptability;

●	Market share;

●	Product lines and pricing flexibility;

●	Business visibility;

●	Opportunities for growing the business;

●	Distribution systems; and

●	Use of technology to improve productivity and quality.

Portfolio turnover is expected to be low, around 25% to 35% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the Investment Adviser deems it advisable.

A security is sold when the stock price exceeds the Adviser’s estimate of its intrinsic value; when the market cap exceeds the range appropriate for the Fund; when deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; or when a more attractive investment alternative is identified. In addition, securities are candidates for position reduction if total holdings in the security exceed 5% of the portfolio.

During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements, and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

Principal Risks

The value of the Small/Mid Cap Fund’s shares depends on the value of the securities it owns. An investment in the Small/ Mid Cap Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Small/Mid Cap Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Small/Mid Cap Fund could decline if the financial condition of the companies the Small/Mid Cap Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Small-Cap and Mid-Cap Stock Risk: The prices of securities of small-cap and mid-cap companies tend to fluctuate more widely and erratically than those of larger, more established companies. Small-cap and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

•	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

•	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

•	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Value Investing Risk: The Small/Mid Cap Fund’s value approach to investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right does not necessarily change with the value of the underlying securities and a right ceases to have value if it is not exercised prior to the expiration date. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited and there may at times not be a liquid secondary market for rights.

Principal Investment Objective, Strategies, and Risks of the Tributary Small Company Fund

Principal Objective

The Tributary Small Company Fund (the “Small Company Fund”) seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Small Company Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options and rights of companies with small market capitalization. A company’s market capitalization is considered “small” if it is less than $5 billion.

The Small Company Fund’s investment adviser, Tributary Capital Management, LLC (the “Investment Adviser”), intends to use a value-oriented investment approach, looking for companies whose stock is trading below what the Investment Adviser considers its intrinsic value. The Investment Adviser may also consider other factors, including a company’s earnings record and/or dividend growth. The Small Company Fund typically does not emphasize current dividend or interest income. In selecting investments, the Investment Adviser intends to look at quantitative and qualitative measures of a company. Quantitative measures of a company include:

●	Price-to-earnings ratio;

●	Balance sheet strength; and

●	Cash flow.

Qualitative measures of a company include:

●	Capital usage efficiency;

●	Management style and adaptability;

●	Market share;

●	Product lines and pricing flexibility;

●	Distribution systems; and

●	Use of technology to improve productivity and quality.

A security is sold when the stock price exceeds the Investment Adviser’s estimate of its intrinsic value; when the market cap exceeds the range appropriate for the Fund; when deterioration in fundamentals invalidates the Adviser’s investment thesis for the security; or when a more attractive investment alternative is identified. In addition, securities are candidates for position reduction if total holdings in the security exceed 5% of the portfolio.

Portfolio turnover is expected to be low, around 30% under normal market conditions. However, the Small Company Fund will sell a security without regard to how long it has owned the security if the Investment Adviser deems it advisable.

During extraordinary market or economic conditions, the Small Company Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements, and U.S. government securities. Such investments could keep the Small Company Fund from achieving its investment objective.

The Small Company Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

Principal Risks

The value of the Small Company Fund’s shares depends on the value of the securities it owns. An investment in the Small Company Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Small Company Fund.

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Small Company Fund could decline if the financial condition of the companies the Small Company Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right does not necessarily change with the value of the underlying securities and a right ceases to have value if it is not exercised prior to the expiration date. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited and there may at times not be a liquid secondary market for rights.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Small Company Fund’s value approach to investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Portfolio Holdings of the Funds

Tributary Funds, Inc.’s (collectively, the “Funds”) policies and procedures with regard to the disclosure of the Funds’ portfolio securities are available in the Funds’ Statement of Additional Information.

Buying, Selling, and Exchanging Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds. All investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be made payable in U.S. dollars and drawn on U.S. Financial Institutions. The Funds do not accept cash, money orders, travelers checks, starter checks, counter checks, cashier's checks, third-party checks, credit cards or credit card checks.

Buying Shares

You can buy shares on-line at www.tributaryfunds.com, by mail or wire, or through your broker/dealer or other institutions. For an Application, call 1-800-662-4203 or visit www.tributaryfunds. com and click on the Forms link on the Resources tab.

Opening an Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 57 for minimum account amounts.

Mail the check and a completed Application to:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Opening an Account Online

Go to www.tributaryfunds.com and click on “Open New Account.”

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 57 for minimum account amounts.

Mail the check and a note with your account number to:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Adding to Your Account Online

Go to www.tributaryfunds.com and visit our secure account area.

Through Other Institutions

To find out if you can buy shares through your bank, broker/ dealer, or other institution, call 1-800-662-4203 or call your institution. Check with your institution for account requirements, procedures, and any fees, which will reduce your net return.

Customer Identification Program

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address.

Corporate, trust, and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as required by law.

Automated Investment Plan

You can make regular monthly or quarterly purchases by an Automated Clearing House (ACH) transfer from your bank account. The minimum initial investment for Institutional Class shares, if setting up an automated investment plan, is $100; the minimum for additional investments in Institutional Class shares is $50. The minimum initial investment for Institutional Plus Class is $5 million; the minimum for additional investments in Institutional Plus Class shares is $50. These investment minimums may be modified at the sole discretion of the Funds. To start, complete the Auto Invest Plan section of the Purchase Application or visit www.tributaryfunds.com and click on “Add Automatic Purchase” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request. See “Signature Guarantees” on page 57.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution’s account requirements.

●	Go to www.tributaryfunds.com and visit our secure account area.

●	Send a written request to: Tributary Funds Service Center, P.O. Box 219022, Kansas City, MO 64121-9022

or

●	If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

●	The Funds will mail a check payable to the shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See “Signature Guarantees” on page 57.

Undeliverable or Uncashed Redemption/Distribution Checks

If you choose to receive distributions in cash: If any distribution checks (1) are returned as “undeliverable” or (2) have not been negotiated before your next regularly scheduled distribution or within six months from the date of issuance, whichever is earlier, your account will be changed automatically so that all subsequent distributions are reinvested in shares in your account at the per share Net Asset Value (“NAV”) determined as of the date of the payment. Redemption and fund distribution checks that have not been negotiated within the timeframes noted above will be canceled, and the money will be reinvested in shares in the appropriate Fund at the current day per share NAV. Notices to “unresponsive payees” will be sent in accordance to SEC rules and regulations.

Automated Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal for both Institutional Class shares and Institutional Plus Class shares is $100. To start, call 1-800-662-4203 or visit www.tributaryfunds.com and click on “Add Automatic Redemption” in the Account Details section. To change your plan, send the Funds a signature-guaranteed written request or an Account Change Form. See “Signature Guarantees” on page 57. You could have negative tax consequences (i.e., wash sales) if you purchase shares while you are making withdrawals. Be sure to check with your tax advisor on the effects of this plan, especially if you are also purchasing shares.

Exchanging Shares

You can exchange shares of one Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

●	Before making an exchange, read the Prospectus of the Fund whose shares you want to buy in the exchange.

●	Then mail the Funds your signature-guaranteed request or call 1-800-662-4203. See “Signature Guarantees” on page 57. The amount to be exchanged must meet minimum investment requirements, described on page 57.

or

●	Go to www.tributaryfunds.com and click on “Exchange” in the Account Details section.

The Funds reserve the right to restrict or refuse an exchange request if a Fund has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets. There is no assurance the Funds will be able to anticipate any such exchange requests.

The Funds may change or eliminate the exchange privilege with 60 days’ notice to shareholders, though there are no plans to do so.

Investing Through Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on a Fund’s behalf. Such purchase and redemption orders will be deemed to have been received by the Fund at the time an authorized financial intermediary receives the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and must submit orders received by 4 p.m. Eastern time to the Fund’s transfer agent for you to receive that day’s net asset value per share. Your financial intermediary may specify different share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received by the transfer agent from your financial intermediary by 9:30 a.m. Eastern time the business day after your order was timely received by the intermediary, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Fund may effect portfolio transactions through broker dealers who sell Fund shares, the Fund does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

The Fund bears fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency, and other administrative services. The expenses paid by the Fund are included in “Other Expenses” in this Prospectus.

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between the Funds or sales and repurchases of a Fund within a short time period) may:

●	Disrupt portfolio management strategies;

●	Increase brokerage and other transaction costs; and

●	Negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in mutual funds that hold significant investments in small-cap securities, high-yield (junk) bonds, and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Directors has adopted and implemented the following policies and procedures to detect, discourage, and prevent excessive short-term trading in the Funds.

Monitoring of Trading Activity

The Funds, through their transfer agent, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. The Funds’ transfer agent periodically examines transactions that exceed monetary thresholds or numerical limits within a 90 day period. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

●	Restrict purchases that they or their agents believe constitute excessive trading; and

●	Reject purchases that violate a Fund’s excessive trading policies.

The Funds do not accommodate frequent purchases and redemptions of Fund shares. While the transfer agent monitors for frequent trading through intermediary and omnibus accounts, the Funds may be unable to identify or deter excessive trades conducted through these accounts that transmit aggregate purchase, exchange, and redemption orders on behalf of their customers. In short, the Funds may not be able to prevent all market timing and its potential negative impact.

Transaction Policies

Share Price

The price per share for each Fund, equal to its NAV, is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business. The NYSE is open every weekday other than NYSE holidays and early closings, which are published at www.nyse.com and subject to change without notice.

If the Funds receive your buy or sell order by the daily valuation time, you will pay or receive that day’s NAV for each share. Otherwise you will pay or receive the next business day’s NAV for each share.

To calculate the NAV, the Funds add up the value of all of a Fund’s securities and other assets, subtract any liabilities, and divide by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by the day’s NAV.

The Funds’ securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 p.m. Eastern Time. Debt securities are priced based on valuations provided by independent pricing agents that generally value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities.

Prices for foreign securities may be affected by events that occur after the close of the foreign market but before a Fund prices its shares. Accordingly, the NAV of the Fund’s shares may change on days when shareholders will nor be able to purchase or redeem Fund shares.

If reliable market prices are not available, the fair value prices will be determined using methods approved by the Funds’ Board of Directors.

Some of the more common reasons that may necessitate that any security be valued using fair value procedures include:

●	The security’s trading has been halted or suspended;

●	The security has been de-listed from a national exchange;

●	The security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; and

●	The security has not been traded for an extended period of time.

A fair value price for a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations.

Minimum Investments and Additions

The minimum initial investment for Institutional Class shares of each Fund is $1,000 and for Institutional Plus Class shares of each Fund is $5 million. For additional investments, the minimum investment for both Institutional Class shares and Institutional Plus Class shares is $50. Under the Auto Invest Plan, the required initial investment for Institutional Class shares drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts, payroll deduction plans, and otherwise at their sole discretion.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000 for Institutional Class shares or $5 million for Institutional Plus Class shares, the Funds may ask you to add money to your account. If the balance remains below the minimum after 60 days, the Funds may close your account and mail you the proceeds, or for Institutional Plus Class shares, may convert your shares into Institutional Class shares.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Funds’ transfer agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would adversely affect a Fund or its shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day by 4 p.m. (Eastern Time), or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Funds’ transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their shareholders from loss.

The Funds will generally hold sufficient cash or cash equivalents to meet redemption requests. The Funds may also sell portfolio securities and use the proceeds to meet redemption requests. These redemption methods may be used in both regular and stressed market conditions. The Funds encourage, when possible, advance notification of large redemptions. The Funds, at their own discretion, reserve the right to make payment wholly or partly in portfolio securities whose value equals the redemption price (a “Redemption-in-kind”).

Redemptions in-kind are typically used for large redemptions that could be disruptive to the Fund operations and not be in the best interest of remaining Fund shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) any associated taxes, and the possibility of a lack of a liquid market for those securities.

The Funds may suspend your right to sell your shares as determined by the NYSE, or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”). The Company may suspend the right of redemption or postpone the date of payment for Fund Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the SEC has by order permitted such suspension, or (iv) an emergency exists as a result of which (a) disposal by the Company of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Company to determine the fair value of the Fund’s net assets. The Funds will require a signature guarantee on redemption requests of $50,000 or more, or if the redemption proceeds are to be paid or sent to someone other than you. See “Signature Guarantees” below.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if the signature is not. The Funds’ transfer agent may require a “medallion” signature guarantee for certain transactions.

You can obtain medallion signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a medallion signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a medallion signature guarantee is required. For joint accounts, each signature must be guaranteed. The Funds’ transfer agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor’s telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you cannot place a telephone transaction, consider mailing your request as described in “Opening an Account by Mail” and “Selling (Redeeming) Shares” on pages 54 and 55 or visiting www. tributaryfunds.com. The Funds reserve the right to refuse a telephone transaction.

Distributions and Taxes

The timing and characterization of all income and capital gain distributions paid to Fund shareholders are determined in accordance with federal income tax laws and regulations. Income determined in accordance with federal income tax laws and regulations may differ from Generally Accepted Accounting Principles in the United States of America. As a result, net investment income for a reporting period may differ significantly from distributions paid during the same reporting period. The Tributary Nebraska Tax-Free Fund intends to distribute tax-exempt income. A portion of the Fund’s distributions, however, may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of Fund shares, and any capital gains distributed by the Tributary Nebraska Tax-Free Fund, may be taxable.

Distributions

Dividends from net investment income, if any, are declared and distributed as indicated below.

The Tributary Short-Intermediate Bond Fund, the Tributary Income Fund, and the Tributary Nebraska Tax-Free Fund declare income dividends daily and pay them monthly. The Tributary Balanced Fund declares and pays income dividends on a quarterly basis and the Tributary Growth Opportunities Fund, the Tributary Small/Mid Cap Fund, and the Tributary Small Company Fund declare and pay income dividends on an annual basis. Distributions from net realized capital gains from the Funds, if any, are declared and distributed at least annually.

Taxes

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

●	Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

●	Distributions to non-corporate shareholders attributable to interest, non-qualified dividends, other ordinary income and net short-term capital gains are generally taxed as ordinary income, while distributions to non-corporate shareholders attributable to qualified dividend income are generally taxed at long-term capital gains rates provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

●	Distributions from a Fund’s net long-term capital gains are taxable as long-term capital gains, no matter how long you have held shares of the Fund.

●	Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD, provided certain holding period and other requirements are satisfied by the shareholder and the Fund.

●	Some dividends paid in January may be taxable as if you had received them the previous December.

●	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

●	If the distribution of income or gain realized on the sale of securities causes a share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

●	If you buy shares shortly before the record date of a Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

●	In general, if you sell or redeem shares you will realize a capital gain or loss, which will be long-term or short-term, depending upon your holding period for the shares. Any loss recognized on the sale of shares of a Fund held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares in different Funds may be treated as a sale and any gain may be subject to tax.

●	Losses realized on the sale or other disposition of shares of a Fund will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of shares). The disallowed loss will be added to the cost basis of the new shares acquired.

●	As with all mutual funds, the Funds may be required to withhold U.S. federal income tax (at a rate of 24%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

●	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

At least annually, the Funds will advise you of the source and tax status of all the distributions you have received.

This Prospectus gives only general tax information. Before you invest, consult your tax advisor on federal, state, and local tax considerations for your specific situation.

Management of the Funds

Investment Adviser

The Investment Adviser of the Funds is Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“First National”), which is a subsidiary of First National of Nebraska, Inc. (“FNNI”), a Nebraska corporation with total assets of approximately $21 billion as of June 30, 2019. FNNI is a privately held financial services organization. Tributary is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 1620 Dodge Street, Stop 1089, Omaha, NE 68197. As of June 30, 2019, Tributary had $2.4 billion in assets under management.

Investment Sub-Adviser

First National Fund Advisers (“Sub-Adviser”), a division of First National, located at 205 West Oak Street, Fort Collins, CO 80521 and 14010 FNB Parkway, Omaha, NE 68154, serves as the Sub-Adviser to the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, and the Growth Opportunities Fund. FNFA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of June 30, 2019, the Sub-Adviser had approximately $689 million in assets under management.

Responsibilities

Tributary supervises and administers the Funds’ respective investment programs. Supervised by the Funds’ Board of Directors and following each Fund’s investment objectives and restrictions, Tributary (or, as to the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, and the Growth Opportunities Fund, the Sub-Adviser):

●	Manages a Fund’s investments;

●	Makes buy/sell decisions and places the orders; and

●	Keeps records of purchases and sales.

Portfolio Managers

Investment decisions for the Funds are made by teams of Tributary or Sub-Adviser personnel. In general, investment decisions are made by consensus and no one person is primarily responsible for making investment recommendations. The following people are jointly and primarily responsible for day-to-day management of the Funds. Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the SAI.

Short-Intermediate Bond Fund, Income Fund, and Nebraska Tax-Free Fund (sub-advised by FNFA)

●	Ronald Horner, Managing Director, Fixed Income. Ron joined First National in March 2006 as a Managing Director and Head of Fixed Income. In this capacity, Ron provides leadership and oversight for all of First National’s fixed income investment mandates including those managed by the Sub-Adviser. Ronald’s 30 year career in investment management includes 18 years with Commercial Federal Bank serving as an Investment Portfolio Manager and Secondary Mortgage Marketing Manager. He received his B.S. from Creighton University and Masters of Business Administration from the University of Nebraska at Omaha.

●	Travis Nordstrom, CFA, Senior Director. Travis joined First National in June 1999 and is currently lead portfolio manager for all of First National’s actively managed fixed income portfolios including those managed by the Sub-Adviser. He began his career in the industry over 20 years ago at Commerzbank AG, in Frankfurt, Germany, where he also studied financial economics on a Fulbright Scholarship. Travis received his B.S. in Economics from Nebraska Wesleyan University and M.S. in Economics from the University of Nebraska at Omaha. Travis has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and past President of the CFA Society of Nebraska.

Balanced Fund (sub-advised by FNFA)

●	Ronald Horner, Managing Director, Fixed Income. Ron joined First National in March 2006 as a Managing Director and Head of Fixed Income. In this capacity, Ron provides leadership and oversight for all of First National’s fixed income investment mandates including those managed by the Sub-Adviser. Ronald’s 30 year career in investment management includes 18 years with Commercial Federal Bank serving as an Investment Portfolio Manager and Secondary Mortgage Marketing Manager. He received his B.S. from Creighton University and Masters of Business Administration from the University of Nebraska at Omaha.

●	Charles Lauber, CFA, Portfolio Manager. Chuck serves as a Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund and has been responsible for analyzing the technology, healthcare, and telecom sectors since joining First National in August 2006. Chuck has over 25 years of investment experience, serving as an asset allocation portfolio manager from early 2005 to August 2006 at Koesten Hirschmann & Crabtree in Overland Park, KS, and previously working as an analyst and co-portfolio manager at Security Benefit Group in Topeka, KS. Chuck earned his Bachelor of Business Administration in Finance from East Texas State University in 1987 and his Master of Business Administration in Finance in 1993 from the McCombs School of Business at the University of Texas. In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute. Chuck is a member of the CFA Institute, and the DFW Society of Financial Analysts.

●	Kurt Spieler, CFA, Senior Managing Director. Kurt serves as Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund. He joined First National in 2005 and has 32 years of experience including the portfolio management of mutual funds in emerging markets, core international and U.S. moderate allocation. Previously, he was head of international equities for Principal Global Investors, as well as president of his own asset management firm. Kurt graduated from Iowa State University and chose to obtain his MBA from Drake University. Kurt is a member of the CFA Institute and the CFA Society of Colorado.

Growth Opportunities Fund (sub-advised by FNFA)

●	Kurt Spieler, CFA, Senior Managing Director. Kurt serves as Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund. He joined First National in 2005 and has 32 years of experience including the portfolio management of mutual funds in emerging markets, core international and U.S. moderate allocation. Previously, he was head of international equities for Principal Global Investors, as well as president of his own asset management firm. Kurt graduated from Iowa State University and chose to obtain his MBA from Drake University. Kurt is a member of the CFA Institute and the CFA Society of Colorado.

●	Charles Lauber, CFA, Portfolio Manager. Chuck serves as a Portfolio Manager for the Balanced Fund and the Growth Opportunities Fund and has been responsible for analyzing the technology, healthcare, and telecom sectors since joining First National in August 2006. Chuck has over 25 years of investment experience, serving as an asset allocation portfolio manager from early 2005 to August 2006 at Koesten Hirschmann & Crabtree in Overland Park, KS, and previously working as an analyst and co-portfolio manager at Security Benefit Group in Topeka, KS. Chuck earned his Bachelor of Business Administration in Finance from East Texas State University in 1987 and his Master of Business Administration in Finance in 1993 from the McCombs School of Business at the University of Texas. In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute. Chuck is a member of the CFA Institute, and the DFW Society of Financial Analysts.

Small/Mid Cap Fund (Tributary Value Equities Team)

●	Mark Wynegar, CFA, President, Portfolio Manager. Mark serves as the President of Tributary, and is a Portfolio Manager for the Small/Mid Cap Fund. Mark has over 24 years of industry experience and joined Tributary’s predecessor, First National, in May 1999. Prior to joining Tributary, he worked for five years at Westchester Capital Management as a Senior Securities Analyst and for two years at Union Pacific Railroad as a Financial Analyst, both in Omaha, NE. Mark received his Bachelors in Business Administration from the University of Nebraska at Lincoln in 1993 and earned his Chartered Financial Analyst designation in 1997. He is a member of the CFA Society of Nebraska and the CFA Institute and served on the Board of the CFA Society of Nebraska from 2002 to 2009, holding the Presidency during 2007 and 2008.

●	Donald Radtke, Portfolio Manager. Don serves as a Portfolio Manager for the Small/Mid Cap Fund and is responsible for covering the energy and industrial sectors for the Equity Team. Don brings over 28 years of financial industry experience and joined Tributary Capital Management's predecessor, First Investment Group in September 2007. Prior to joining Tributary Capital Management, Don spent over seven years as an Equity and Fixed Income Analyst and fund Co-Manager for WB Capital Management in Des Moines, Iowa and was an Analyst at Bank of America Capital Management in St. Louis, Missouri, and Piper Jaffray and Craig-Hallum in Minneapolis, Minnesota. He received his Bachelor of Arts degree in Economics from the University of Wisconsin-Milwaukee and Masters of Business Administration from the University of Minnesota. Don is a member of the CFA Society of Nebraska and the CFA Institute.

Small Company Fund (Tributary Value Equities Team)

●	Mark Wynegar, CFA, President, Portfolio Manager. Mark serves as the President of Tributary, and is a Portfolio Manager for the Small Company Fund. Mark has over 24 years of industry experience and joined Tributary’s predecessor, First National, in May 1999. Prior to joining Tributary, he worked for five years at Westchester Capital Management as a Senior Securities Analyst and for two years at Union Pacific Railroad as a Financial Analyst, both in Omaha, NE. Mark received his Bachelors in Business Administration from the University of Nebraska at Lincoln in 1993 and earned his Chartered Financial Analyst designation in 1997. He is a member of the CFA Society of Nebraska and the CFA Institute and served on the Board of the CFA Society of Nebraska from 2002 to 2009, holding the Presidency during 2007 and 2008.

●	Michael Johnson, CFA, Portfolio Manager. Mike serves as a Portfolio Manager for the Small Company Fund and is responsible for researching the technology sector for Tributary. Mike has over 27 years of industry experience and joined Tributary’s predecessor, First National, in March 2005. Prior to joining Tributary, he worked for eleven years at Principal Global Investors in Des Moines, IA as an Equity Analyst and Portfolio Manager. Mike received his Bachelor of Science in Business Administration from the University of Nebraska at Lincoln in 1992 and Masters of Business Administration from Drake University in 1995. Mike was awarded the Chartered Financial Analyst designation in 1997 and is a member of CFA Institute and the CFA Society of Nebraska.

Fees

For the fiscal year ended March 31, 2019, Tributary received an advisory fee (net of waivers) from each of the Funds, as shown below, as a percentage of the Fund’s average daily net assets.

●	Tributary Short-Intermediate Bond Fund: 0.29%
●	Tributary Income Fund: 0.38%
●	Tributary Nebraska Tax-Free Fund: 0.19%
●	Tributary Balanced Fund: 0.58%
●	Tributary Growth Opportunities Fund: 0.70%
●	Tributary Small Company Fund: 0.76%

The Small/Mid Cap Fund had not commenced operations prior to the date of this Prospectus and, accordingly, paid no advisory fee during the fiscal year ended March 31, 2019.

For the fiscal year ended March 31, 2019, the contractual advisory fee rate payable to Tributary from each of the Funds, as shown below, as a percentage of the Fund’s average daily net assets.

●	Tributary Short-Intermediate Bond Fund: 0.50%
●	Tributary Income Fund: 0.60%
●	Tributary Nebraska Tax-Free Fund: 0.40%
●	Tributary Balanced Fund: 0.75%
●	Tributary Growth Opportunities Fund: 0.75%
●	Tributary Small/Mid Cap Fund: 0.85%
●	Tributary Small Company Fund: 0.85%

The Adviser has contractually agreed to waive its advisory fee and reduce the administration fees payable to it and/or reimburse other expenses of each Fund, during the period one year from the effective date of the registration statement of the Company, to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of each Fund) listed below. There can be no assurance that Tributary will continue to waive fees and reimburse expenses after such period. Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. The Adviser shall be entitled to recoup such amounts for a period within three (3) years of any fee waiver and/or reimbursement.

Fund	Expense Caps (Annual Rate Based on Average Net Assets of Each Fund)
Short-Intermediate Bond Fund	0.52%
Income Fund	0.55%
Nebraska Tax-Free Fund	0.45%
Balanced Fund	0.85%
Growth Opportunities Fund	0.94%
Small/Mid Cap Fund	0.95%
Small Company Fund	0.99%

Due to reduction in the Short-Intermediate Bond Fund’s and the Income Fund’s expense caps effective August 1, 2019, each such Fund’s Total Annual Operating Expenses Less Fee Waiver as disclosed in the Annual Fund Operating Expense table in this Prospectus will differ from the ratio of Expenses to Average Net Assets in the Funds’ Financial Highlights.

A discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory agreements, including the investment advisory agreement with Tributary dated May 3, 2010 and the sub-advisory agreement with FNFA dated November 17, 2011, can be found in the Company’s Semi-Annual Report to shareholders for the period ended September 30, 2018. These discussions are available on the Funds’ website at www.tributaryfunds.com.

Other Service Providers

The Funds’ Board of Directors has appointed various parties to advise and administer the Funds.

Co-Administrators

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) located at Three Canal Plaza, Portland, ME 04101, provides fund accounting and fund administration services to the Fund and supplies certain officers of the Trust, including a Principal Financial Officer.

Tributary also serves as Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting, and other services.

Custodian and Transfer Agent

MUFG Union Bank, N.A., 350 California Street, San Francisco, CA 94104, serves as custodian and provides for the safekeeping of assets of each of the Funds.

DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105, is the Funds’ transfer agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees at either the Fund or the Class level, which will cause such Funds’ or Class’ returns, as applicable, to be higher than they would have been without the waiver.

Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the Funds.

Service Plan

The Funds have adopted an Administrative Service Plan (the “Services Plan”) under which each Fund may enter into shareholder servicing agreements to pay compensation to banks and other financial institutions that provide various administrative services for Fund shareholders (“Shareholder Servicing Agent”). Under the Services Plan, the fees may not exceed an annual rate of 0.25% of a Fund’s average daily net assets. Such Shareholder Servicing Agents may include the Investment Adviser and Sub-Adviser, their correspondent and affiliated banks, the co-administrators and their affiliates, and third-party financial intermediaries.

The Funds’ current agreements with Shareholder Servicing Agents sets each Shareholder Servicing Agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom such Shareholder Servicing Agent provided services under the shareholder servicing agreements. Each Shareholder Servicing Agent may choose to waive some or all of this fee, which will cause a Fund’s total return and yield to be higher than without the waiver.

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years, or the period of each Fund’s operations if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information for the periods ended March 31, 2019, March 31, 2018, March 31, 2017 and March 31, 2016, has been derived from financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request. Financial information for the period ended March 31, 2015 was audited by another independent registered public accounting firm.

		Investment Activities			Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(c)(d)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/19	$9.21	$0.19	$0.07	$0.26	$(0.19)	$(0.01)	$-	$9.27	2.88%	$10,569	0.76%	2.03%	1.17%	43%
03/31/18	9.32	0.16	(0.07)	0.09	(0.19)	(0.01)	-	9.21	0.93	15,281	0.77	1.71	1.22	43
13/31/17	9.38	0.16	(0.03)	0.13	(0.18)	(0.01)	-	9.32	1.48	9,933	0.75	1.75	1.28	48
03/31/16	9.45	0.14	(0.04)	0.10	(0.16)	(0.01)	-	9.38	1.11	12,202	0.76	1.50	1.11	40
03/31/15	9.48	0.12	-	0.12	(0.14)	(0.01)	-	9.45	1.33	23,000	0.79	1.24	1.04	51

Institutional Plus Class
03/31/19	9.24	0.21	0.06	0.27	(0.21)	(0.01)	-	9.29	2.99	171,660	0.54	2.25	0.73	43
03/31/18	9.35	0.18	(0.07)	0.11	(0.21)	(0.01)	-	9.24	1.17	147,253	0.54	1.94	0.73	43
03/31/17	9.41	0.19	(0.03)	0.16	(0.21)	(0.01)	-	9.35	1.70	118,220	0.54	1.98	0.75	48
03/31/16	9.48	0.16	(0.04)	0.12	(0.18)	(0.01)	-	9.41	1.32	112,308	0.54	1.73	0.77	40
03/31/15	9.51	0.14	0.01	0.15	(0.17)	(0.01)	-	9.48	1.57	91,787	0.55	1.48	0.80	51

INCOME FUND
Institutional Class
03/31/19	10.09	0.25	0.18	0.43	(0.29)	(0.01)	-	10.22	4.31	6,322	0.80	2.49	1.48	33
03/31/18	10.22	0.24	(0.08)	0.16	(0.28)	(0.01)	-	10.09	1.61	6,884	0.82	2.33	1.48	33
13/31/17	10.41	0.24	(0.14)	0.10	(0.28)	(0.01)	-	10.22	0.89	6,621	0.82	2.29	1.62	44
03/31/16	10.51	0.24	(0.05)	0.19	(0.28)	(0.01)	-	10.41	1.77	6,809	0.81	2.29	1.19	24
03/31/15	10.25	0.24	0.29	0.53	(0.26)	(0.01)	-	10.51	5.18	19,693	0.85	2.30	1.11	52

Institutional Plus Class
03/31/19	10.09	0.27	0.17	0.44	(0.30)	(0.01)	-	10.22	4.50	190,280	0.61	2.67	0.82	33
03/31/18	10.22	0.26	(0.08)	0.18	(0.30)	(0.01)	-	10.09	1.80	192,073	0.64	2.52	0.82	33
03/31/17	10.41	0.26	(0.15)	0.11	(0.29)	(0.01)	-	10.22	1.07	193,808	0.64	2.47	0.83	44
03/31/16	10.52	0.25	(0.07)	0.18	(0.28)	(0.01)	-	10.41	1.81	187,490	0.64	2.41	0.85	24
03/31/15	10.26	0.26	0.29	0.55	(0.28)	(0.01)	-	10.52	5.40	120,425	0.63	2.52	0.89	52

NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/19	9.50	0.24	0.17	0.41	(0.25)	-	(0.07)	9.59	4.39	72,945	0.45	2.52	0.66	17
03/31/18	9.69	0.25	(0.12)	0.13	(0.32)	-	-	9.50	1.31	65,526	0.45	2.56	0.67	5
03/31/17	10.05	0.26	(0.30)	(0.04)	(0.32)	-	-	9.69	(0.43)	71,709	0.45	2.66	0.69	11
03/31/16(e)	10.00	0.07	0.07	0.14	(0.09)	-	-	10.05	1.35	57,029	0.45	2.96	0.85	5

BALANCED FUND
Institutional Plus Class
03/31/19	16.87	0.15	1.00	1.15	(0.15)	(1.02)	-	16.85	7.22	39,049	1.09	0.90	1.28	23
03/31/18	16.86	0.13	1.29	1.42	(0.14)	(1.27)	-	16.87	8.46	41,426	1.18	0.76	1.27	15
03/31/17	16.71	0.13	1.11	1.24	(0.13)	(0.96)	-	16.86	7.71	19,241	1.18	0.75	1.26	22
03/31/16	17.66	0.05	(0.57)	(0.52)	(0.06)	(0.37)	-	16.71	(2.93)	71,090	1.19	0.31	1.26	42
03/31/15	17.61	0.01	1.58	1.59	(0.01)	(1.53)	-	17.66	9.40	70,615	1.17	0.06	1.26	69

Institutional Plus Class
03/31/19	16.73	0.19	0.98	1.17	(0.19)	(1.02)	-	16.69	7.43	32,477	0.90	1.10	1.04	23
03/31/18	16.74	0.16	1.28	1.44	(0.18)	(1.27)	-	16.73	8.66	28,571	0.99	0.95	1.03	15
03/31/17	16.61	0.16	1.10	1.26	(0.17)	(0.96)	-	16.74	7.90	33,209	0.99	0.94	1.03	22
03/31/16	17.57	0.09	(0.59)	(0.50)	(0.09)	(0.37)	-	16.61	(2.78)	35,592	0.99	0.51	1.01	42
03/31/15	17.52	0.05	1.57	1.62	(0.04)	(1.53)	-	17.57	9.67	35,600	0.97	0.30	1.06	69

PROSPECTUS

Tributary Funds Financial Highlights

		Investment Activities				Distributions to Shareholders From:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(c)(d)	Portfolio Turnover(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
03/31/19	$16.22	$(0.05)		$1.83	$1.78	$-	$(1.70)	$-	$16.30	12.37%	$14,840	1.11%	(0.31)%	1.34%	42%
03/31/18	16.48	(0.04)		2.35	2.31	-	(2.57)	-	16.22	14.66	16,906	1.13	(0.25)	1.33	50
13/31/17	14.82	(0.05)		2.65	2.61	-	(0.94)	-	16.48	17.89	17,999	1.14	(0.31)	1.25	36
03/31/16	19.02	(0.06)		(1.83)	(1.89)	-	(2.31)	-	14.82	(9.78)	43,260	1.16	(0.34)	1.27	57
03/31/15	19.16	(0.09)		2.41	2.32	-	(2.46)	-	19.02	12.93	55,888	1.14	(0.47)	1.23	50

Institutional Plus Class
03/31/19	16.55	(0.02)		1.87	1.85	-	(1.70)	-	16.70	12.56	127,744	0.94	(0.13)	0.97	42
03/31/18	16.74	(0.01)		2.39	2.38	-	(2.57)	-	16.55	14.86	119,254	0.94	(0.06)	0.97	50
03/31/17	15.00	(0.01)		2.69	2.68	-	(0.94)	-	16.74	18.21	110,522	0.94	(0.08)	0.98	36
03/31/16	19.19	(0.02)		(1.86)	(1.88)	-	(2.31)	-	15.00	(9.63)	103,537	0.94	(0.10)	0.99	57
03/31/15	19.27	(0.05)		2.43	2.38	-	(2.46)	-	19.19	13.18	119,004	0.92	(0.25)	1.01	50

SMALL COMPANY FUND
Institutional Class
03/31/19	28.21	0.03		0.35	0.38	-	(1.32)	-	27.27	1.67	94,013	1.20	0.11	1.30	26
03/31/18	28.28	(0.02	)(f)	1.45	1.43	-	(1.50)	-	28.21	5.11	171,338	1.22	(0.06)	1.29	28
13/31/17	23.17	0.07		5.45	5.52	(0.06)	(0.35)	-	28.28	23.87	210,573	1.20	0.27	1.31	33
03/31/16	24.06	0.02		(0.20)	(0.18)	(0.04)	(0.67)	-	23.17	(0.65)	51,527	1.18	0.10	1.34	32
03/31/15	24.39	0.02		1.65	1.67	(0.01)	(1.99)	-	24.06	6.97	51,296	1.20	0.09	1.31	29

Institutional Plus Class
03/31/19	28.35	0.09		0.35	0.44	(0.02)	(1.32)	-	27.45	1.90	721,976	0.99	0.32	1.08	26
03/31/18	28.35	0.05		1.45	1.50	-	(1.50)	-	28.35	5.34	521,124	0.99	0.17	1.08	28
03/31/17	23.20	0.12		5.47	5.59	(0.09)	(0.35)	-	28.35	24.14	379,675	0.99	0.47	1.06	33
03/31/16	24.12	0.07		(0.21)	(0.14)	(0.11)	(0.67)	-	23.20	(0.48)	220,980	0.99	0.30	1.07	32
03/31/15	24.43	0.08		1.64	1.72	(0.04)	(1.99)	-	24.12	7.17	217,291	0.98	0.34	1.09	29

(a)	Per share data calculated using average share method.
(b)	Not annualized for a period less than one year.
(c)	Annualized for a period less than one year.
(d)	Ratios excluding contractual and voluntary waivers.
(e)	Commencement of operations of Tributary Nebraska Tax-Free Fund - Institutional Plus Class shares was January 1, 2016.
(f)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

For more information about Tributary Funds, Inc.,

ask for a free copy of the following:

Statement of Additional Information (“SAI”)

The SAI has been filed with the SEC and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. These reports describe the Funds’ performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain the Funds’ SAI, Annual and/or Semi-Annual Reports, other information about the Funds and for other shareholder inquiries:

By phone:

Call

1-800-662-4203

By mail:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, MO 64121-9022

On the web:

www.tributaryfunds.com

Fund information, including copies of the annual and semi-annual report and the SAI, is available on the SEC’s EDGAR database website at www.sec.gov. You may obtain copies of this information for a duplicating fee, by sending an email request to publicinfo@sec.gov.

SEC File Number 811-08846

TF-PRU-0819